Other Income (Tables)	6 Months Ended
Jun. 30, 2020
Other Income
Schedule of other income

	Three months ended		Six months ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Paycheck Protraction Program Loan[1]	$185,284	$—	$185,284	$—
Industrial Research Assistance Program Funding	243,936	—	243,936	—
Canada Emergency Wage Subsidy	79,834	—	79,834	—
Miscellaneous income	—	14,383	10,141	53,928
	$509,054	$14,383	$519,195	$53,928

1  On May 21, 2020, the Company entered into a promissory note evidencing an unsecured loan in the amount of US$133,700 made to the Company under the Paycheck Protection Program (the “Loan”). The Paycheck Protection Program (or “PPP”) was established under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) and is administered by the U.S. Small Business Administration. The Loan to the Company is being made through BMO Harris Bank National Association (the “Lender”).